Segment, Product and Geographic Information - Carrying values of the Company's tangible long-lived assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Property, plant and equipment	$ 133,236	$ 132,074
Taiwan [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	130,951	128,941
U.S. [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	1,163	1,413
China [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	662	878
Korea [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	343	524
Israel [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	65	167
Japan [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	$ 52	$ 151